Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2014
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Purchases of Equity Securities by the Issuer and Affiliated Purchasers

27. Purchases of Equity Securities by the Issuer and Affiliated Purchasers

In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements, our current share price, other market conditions and other relevant factors.

On April 17, 2013 we announced our intention to repurchase up to EUR 1.0 billion of our own shares within the 2013-2014 timeframe. During the period from January 20, 2014 up to and including December 22, 2014, when the program was completed, we had purchased 9,981,375 shares at an average price of EUR 70.13 per share. Furthermore 9,464,503 shares have been cancelled in 2014 and the remainder (5,131,051) is intended to be cancelled in 2015.

The following table provides a summary of shares repurchased by ASML in 2014:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (EUR)

January 20 - 31, 2014	547,500	64.44	547,500	664,718,936
February 1 - 28, 2014	962,536	63.92	1,510,036	603,190,359
March 1 - 31, 2014	765,284	65.55	2,275,320	553,029,170
April 1 - 30, 2014	739,855	63.23	3,015,175	506,251,123
May 2 - 31, 2014	783,500	59.98	3,798,675	459,253,716
June 1 - 30, 2014	1,061,649	66.52	4,860,324	388,627,554
July 1 - 31, 2014	1,048,739	66.71	5,909,063	318,664,411
August 1 - 31, 2014	602,125	70.14	6,511,188	276,431,931
September 1 - 30, 2014	736,294	76.62	7,247,482	220,019,568
October 1 - 31, 2014	1,004,378	74.58	8,251,860	145,116,399
November 1 - 30, 2014	883,971	81.85	9,135,831	72,765,162
December 1 - 22, 2014	845,544	86.06	9,981,375	-

Total	9,981,375	70.13